Investment Objectives and Goals	Jan. 29, 2026
HCM Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	HCM Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The HCM Large Cap Growth ETF (the “Fund”) seeks long term capital appreciation.
HCM Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	HCM Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The HCM Large Cap Value ETF (the “Fund”) seeks long term capital appreciation.